Goodwill, Net (Tables)	6 Months Ended
Dec. 31, 2024
Goodwill, Net [Abstract]
Schedule of Goodwill, Net

Goodwill, net, consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Begining balance	$11,630,956	$10,945,553
Acquisition	—	709,351
Exchange differences	$(6,269)	$(23,948)
Ending balance	11,624,687	11,630,956
Accumulated impairment	(10,205,471)	(10,205,471)
Goodwill, net	$1,419,216	$1,425,485